----------------------------------------------------------
LIBERTY NEWPORT GLOBAL EQUITY FUND       ANNUAL REPORT
----------------------------------------------------------

OCTOBER 31, 2000

PRESIDENT'S MESSAGE

TO OUR SHAREHOLDERS:

It's been a busy year for the Liberty Newport Global Equity Fund. We changed the name of the Fund to better reflect its connection to the Liberty funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. This name change in no way alters the investment objectives and strategies employed by the Fund's manager. As with the entire family of Liberty funds, it is our goal to help you reach for financial freedom -- however you define it.

Global stock markets faced numerous challenges during the 12-month period ended October 31, 2000. In the first half of the fiscal year, economic strength, driven in large part by expansion in the technology sector, sent a number of markets across the world to all-time highs. In the second half of the year, investor sentiment shifted as inflation concerns, profit warnings, weakness in the euro, rising oil prices and uncertainty surrounding the November elections caused prices to decline across the globe.

Amid this volatility, it is important to remember that the globalization is a long-term process. As more and more companies benefit from growth beyond their own borders, new and exciting opportunities will continue to emerge. Even with recent events, we stand by our approach of investing in high-quality companies, particularly in industries that are embracing technology to gain a competitive edge. We believe this remains the most reasonable approach to balancing the risks and potential rewards of global investing.

Take a look at your Portfolio Managers' Report for specific information about the Fund's performance in the past year. For additional information, contact your financial advisor or visit us online at www.libertyfunds.com. Thank you for investing in Liberty Newport Global Equity Fund and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    December 13, 2000

---------------------------
Not FDIC  May Lose Value
 Insured  No Bank Guarantee
---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

-------------------------------------------------------------------------------
HIGHLIGHTS
-------------------------------------------------------------------------------

o  EARLY GAINS WERE SHORT-LIVED

   There was considerable volatility in the technology and telecommunications sectors. In the first half of the fiscal year, global economic strength sent a number of markets to all-time highs. Later these sectors declined as a result of several factors including high valuations and profit warnings.

o  TARGETING GLOBAL GROWTH COMPANIES AND INDUSTRIES

   We emphasized larger, higher-quality companies in global growth industries with consistently positive earnings and cash flows. The number of holdings was reduced to focus the Fund on meaningful, individual positions.

o  INVEST IN COMPANIES AND INDUSTRIES, NOT COUNTRIES

   Although technology and telecommunications stocks demonstrated weakness in the second half of the 12 months, we found many opportunities in the financial services, pharmaceutical and energy industries. These companies benefited from multinational revenue streams rather than home country economic conditions.

                     LIBERTY NEWPORT GLOBAL EQUITY FUND VS.
              MSCI WORLD GDP INDEX PERFORMANCE 11/1/99 - 10/31/00


Class A shares without a sales charge               (1.30)%
MSCI World GDP Index                                 0.07%


                           NET ASSET VALUE PER SHARE
                           AS OF 10/31/00

                           Class A                     $14.51
                           ----------------------------------
                           Class B                     $14.23
                           ----------------------------------
                           Class C                     $14.31
                           ----------------------------------

                           DISTRIBUTIONS DECLARED PER
                           SHARE 11/1/99 - 10/31/00

                           Class A                     $0.352
                           ----------------------------------
                           Class B                     $0.322
                           ----------------------------------
                           Class C                     $0.322
                           ----------------------------------

Past performance does not guarantee future results. Returns and value of an investment may vary resulting in a gain or loss on sale.

The Morgan Stanley Capital International (MSCI) World GDP Index is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
-------------------------------------------------------------------------------


                  TOP 5 SECTOR BREAKDOWN
                  AS OF 10/31/00

                  TECHNOLOGY                        28%
                  FINANCIAL                         17%
                  ENERGY                            17%
                  UTILITIES                         14%
                  CONSUMER NON-CYCLICAL             13%



Sector breakdowns are calculated as a percentage of the total equity investments. Because the Fund is actively managed, there is no guarantee the Fund will maintain these sector breakdowns in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

                  TOP 5 COUNTRIES AS OF 10/31/00

                  Unites States                 59.2%
                  Japan                         10.5%
                  United Kingdom                 5.9%
                  Mexico                         4.6%
                  Netherlands                    3.7%

Country breakdowns are calculated as a percentage of total investments. Because the Fund is actively managed, there can be no guarantee that it will continue to invest in these countries in the future.

GLOBAL DECLINES LIMITED PERFORMANCE

Worldwide market volatility in several key industries took their toll on overall Fund performance. Consequently, the Fund's Class A shares registered a negative 1.30% total return, without a sales charge, for the 12-month period ended October 31, 2000. This compares to a positive 0.07% total return for the Morgan Stanley Capital International (MSCI) World GDP Index.

TECHNOLOGY AND TELECOMMUNICATIONS REMAINED ATTRACTIVE

As fundamental growth managers, we focus on those areas of the global economy that offer the strongest prospects for long-term appreciation. Although technology and telecommunications are two of the most attractive, both suffered considerably as market declines reclaimed gains of late 1999 and early 2000. From early March through the end of the period, technology stocks fell on fears of accelerating inflation and concerns over their high valuation. In addition, many investors questioned whether heavy demand for high-tech products and services could be sustained. Likewise, telecommunications stocks grappled with fears of slower growth and competitive pressures, as well as controversy regarding the viability of new generation technology, in particular, mobile Internet.

At times when investor sentiment shifts, we rigorously re-evaluate our strategy of investing in specific sectors. We examine the performance of the highest-quality companies. And if our original reasons for owning the security remain, we maintain the holding. Market fluctuations aside, we believe technology and telecommunications remain compelling long-term opportunities.

BUILDING A MORE GROWTH-ORIENTED PORTFOLIO

Having assumed management responsibility for the Fund on March 15, 2000, we spent a good deal of time restructuring the portfolio to better reflect our growth criteria. We began by focusing on global industry trends, and the political and regulatory environment that can impact a company or industry. This prompted us to invest in what we believe are larger, higher-quality growth companies with a history of consistent earnings and cash flow growth. As a result, we sold nearly half the Fund's holdings, many of them illiquid or not easily traded, and replaced them by increasing the weightings of those holdings that met our criteria or by adding new positions in stocks that had not previously been included in the portfolio.

We also reduced the overall number of holdings to focus more closely on each individual company, including its operations, management and financial picture.

THE STRENGTH OF MULTINATIONAL BUSINESS

When technology and telecommunications stocks declined in the beginning of 2000, we found a limited number of alternate industries in which to invest. Nonetheless, we continued to focus on growth companies whose success is driven by the strength of multinational business rather than the state of their domestic economy.

The financial services area presented significant opportunities. Industry-wide consolidation, cost cutting and increased use of technology provided attractive growth potential, as reflected by the performance of global leader Citigroup (2.8% of net assets). In addition, the pharmaceutical sector has reaped the rewards of greater efficiencies from research and development costs and worldwide marketing efforts. Although the sector faced renewed pressures of potential government price controls as the November elections drew closer, companies like Pharmacia (1.6% of net assets) rose on the potency of its well-stocked product pipeline. Finally, the energy industry, which is generally considered a defensive play, produced a host of growth opportunities independent of the dramatic rise in oil prices, including global independent power producers AES (3.4% of net assets) and Dynergy (3.3% of net assets), as well as niche-player Enron (3.1% of net assets). Enron is a leader in power marketing and trading.

WHAT LIES AHEAD

While slowing economic growth in the United States and improving economic conditions in Europe and Latin America bode well for global markets, uncertainty still looms. We believe high oil prices, coupled with Mideast tensions, will need to stabilize before there is a meaningful resurgence in optimism. Further evidence of recovery in Japan and Southeast Asia is also an important consideration, and will be watched closely. Even in the wake of economic slowdown, the U.S. Federal Reserve has yet to declare inflation dead. Nevertheless, we continue to focus on global growth industries. In this vein, we have positioned the Fund in what we believe are well-managed, high-quality companies capable of delivering long-term results.

/s/ Ophelia Barsketis                  /s/ Deborah A. Jansen

MS. OPHELIA BARSKETIS and MS. DEBORAH A. JANSEN are senior vice presidents of Colonial Management Associates, Inc. (the Advisor), and co-managed the Fund since March 2000.

Subsequent to October 31, 2000, Charles R. Roberts and Erik P. Gustafson replaced Ophelia Barsketis and Deborah A. Jansen as co-managers of the Fund. Mr. Roberts and Mr. Gustafson are senior vice-presidents of the Advisor.

Global investing offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by political, business and economic conditions, as well as by currency fluctuations.

TOP 10 HOLDINGS AS OF 10/31/00

                  AES                            3.4%
                  -----------------------------------
                  Dynergy                        3.3%
                  -----------------------------------
                  AT&T Wireless                  3.2%
                  -----------------------------------
                  Marsh & McLennan               3.2%
                  -----------------------------------
                  Enron                          3.1%
                  -----------------------------------
                  EMC                            3.1%
                  -----------------------------------
                  Vodafone                       2.9%
                  -----------------------------------
                  Citigroup                      2.8%
                  -----------------------------------
                  Cisco Systems                  2.7%
                  -----------------------------------
                  Amer. Int'l Group              2.6%
                  -----------------------------------

Portfolio holding breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

BOUGHT
-------------------------------------------------------------------------------
Financial services provider MARSH & MCLENNAN (3.2% of net assets) is a leader in insurance brokerage, asset management and business consulting. Favorable trends in its business lines, an increasing global presence and management's track record of earnings growth led to our favorable assessment.

SOLD
-------------------------------------------------------------------------------
Although automobile manufacturer DAIMLER CHRYSLER is a large global company, we believed its success was too dependent on economic cycles, rather than on consistent business growth. We were also skeptical regarding its basic business strategy as well as the integration of the U.S. and German units of the company.

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

            PERFORMANCE OF A $10,000
            INVESTMENT IN ALL SHARE CLASSES
             6/30/92 - 10/31/00

                                   WITHOUT             WITH
                                    SALES              SALES
                                   CHARGE              CHARGE
            -------------------------------------------------
            Class A                $24,386            $22,984
            -------------------------------------------------
            Class B                $22,821            $22,821
            -------------------------------------------------
            Class C                $22,831            $22,831
            -------------------------------------------------

VALUE OF A $10,000 INVESTMENT
                                            JUNE 1992      OCTOBER 2000
CLASS A SHARES WITH SALES CHARGE             $10,000         $22,984
CLASS A SHARES WITHOUT SALES CHARGE          $10,000         $24,386
MSCI WORLD GDP INDEX                         $10,000         $26,396

The Morgan Stanley Capital International (MSCI) World (GDP) Index is an unmanaged index that tracks the performance of global stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.


AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

Share Class           A                       B                      C
Inception           6/8/92                  6/8/92                 8/1/97
               Without    With       Without      With       Without     With
                Sales     Sales       Sales       Sales       Sales      Sales
               Charge     Charge      Charge      Charge      Charge     Charge
-------------------------------------------------------------------------------
1 year         (1.30)%    (6.97)%     (1.99)%     (6.79)%     (2.04)%    (3.00)%
-------------------------------------------------------------------------------
5 years        11.06       9.75       10.17        9.90       10.18      10.18
-------------------------------------------------------------------------------
Life of Fund   11.07      10.29       10.18       10.18       10.19      10.19


AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

Share Class           A                       B                      C
               Without    With       Without      With       Without     With
                Sales     Sales       Sales       Sales       Sales      Sales
               Charge     Charge      Charge      Charge      Charge     Charge
-------------------------------------------------------------------------------
1 year          6.83%      0.69%       6.00%       1.00%       6.04%      5.04%
-------------------------------------------------------------------------------
5 years        11.47      10.15       10.57       10.30       10.59      10.59
-------------------------------------------------------------------------------
Life of Fund   11.74      10.94       10.85       10.85       10.86      10.86
-------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar expense structure) for periods prior to its inception date.

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
October 31, 2000
(In thousands)

COMMON STOCKS - 95.7%                                       SHARES        VALUE
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 16.3%
DEPOSITORY INSTITUTIONS - 4.3%
Banco Itau S.A. Preference Shares                          10,100      $    789
BankAmerica Corp.                                              20           961
Chase Manhattan Corp.                                          25         1,120
Grupo Financiero Banamex SA (a)                               781         1,213
HSBC Holdings PLC                                              59           846
                                                                       --------
                                                                          4,929
                                                                       --------
INSURANCE AGENTS & BROKERS - 3.2%
Marsh & McLennan Companies, Inc.                               28         3,661
                                                                       --------
INSURANCE CARRIERS - 7.5%
AXA                                                             8         1,113
American International Group, Inc.                             31         2,995
Citigroup, Inc.                                                61         3,221
International Nederlanden Groep                                19         1,271
                                                                       --------
                                                                          8,600
                                                                       --------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.7%
Promise Co., Ltd.                                              10           751
                                                                       --------
REAL ESTATE - 0.6%
Cheung Kong (Holdings) Ltd.                                    64           708
                                                                       --------

-------------------------------------------------------------------------------
MANUFACTURING - 36.1%
CHEMICALS & ALLIED PRODUCTS - 9.7%
Amgen, Inc. (a)                                                45         2,596
Merck & Co., Inc.                                              20         1,763
Novartis                                                        1         1,064
Pfizer, Inc.                                                   67         2,904
Pharmacia Corp.                                                34         1,844
Takeda Chemical Industries Ltd.                                15           988
                                                                       --------
                                                                         11,159
                                                                       --------
CLEANING PRODUCTS & COSMETICS - 1.6%
Kao Corp.                                                      60         1,798
                                                                       --------
COMMUNICATIONS EQUIPMENT - 6.0%
Philips Electronics NV                                         71         2,796
Sony Corp.                                                     32         2,533
Telefonakteibolaget LM Ericsson                               109         1,512
                                                                       --------
                                                                          6,841
                                                                       --------
ELECTRICAL INDUSTRIAL EQUIPMENT - 2.2%
General Electric Co. (a)                                       47         2,593
                                                                       --------
ELECTRONIC COMPONENTS - 6.1%
Alcatel (a)                                                    25         1,523
Intel Corp.                                                    43         1,944
Kyocera Corp.                                                   7           963
Murata Manufacturing Co., Ltd.                                 10         1,197
Texas Instruments, Inc.                                        28         1,349
                                                                       --------
                                                                          6,976
                                                                       --------
MACHINERY & COMPUTER EQUIPMENT - 9.3%
Canon, Inc.                                                    39         1,547
Cisco Systems, Inc. (a)                                        57         3,087
EMC Corp. (a)                                                  40         3,554
Hewlett-Packard Co.                                            24         1,124
International Business Machines Corp.                          14         1,399
                                                                       --------
                                                                         10,711
                                                                       --------
PETROLEUM REFINING - 1.2%
Compagnie Francaise de
  Petroleum Total                                               5           661
BP Amoco PLC ADR                                               14           713
                                                                       --------
                                                                          1,374
                                                                       --------

-------------------------------------------------------------------------------
MINING & ENERGY - 3.2%
CRUDE PETROLEUM & NATURAL GAS - 0.6%
Conoco, Inc. Class B                                           27           738
                                                                       --------
OIL & GAS EXTRACTION - 1.8%
PetroChina Co., Ltd. Class H                                9,710         2,042
                                                                       --------
OIL & GAS FIELD SERVICES - 0.8%
Schlumberger Ltd.                                              11           860
                                                                       --------

-------------------------------------------------------------------------------
RETAIL TRADE - 1.6%
GENERAL MERCHANDISE STORES
Wal-Mart Stores, Inc.                                          41         1,860
                                                                       --------

-------------------------------------------------------------------------------
SERVICES - 7.3%
BUSINESS SERVICES - 2.8%
Oracle Corp. Japan                                              2           446
Sun Microsystems, Inc. (a)                                     25         2,761
                                                                       --------
                                                                          3,207
                                                                       --------
COMPUTER SOFTWARE - 4.5%
Microsoft Corp. (a)                                            17         1,185
SunGard Data Systems, Inc. (a)                                 41         2,101
Taiwan Semiconductor Manufacturing Co. (a)                    612         1,857
                                                                       --------
                                                                          5,143
                                                                       --------

-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 31.0%
BROADCASTING - 2.5%
Grupo Televisa S.A. GDR (a)                                    53         2,863
                                                                       --------
COMMUNICATION SERVICES - 2.5%
COLT Telecom Group PLC (a)                                     48         1,532
Korea Telecom Corp., ADR                                       36         1,309
                                                                       --------
                                                                          2,841
                                                                       --------
COMMUNICATIONS - 0.9%
Viacom, Inc. Class B (a)                                       18           995
                                                                       --------
ELECTRIC, GAS & SANITARY SERVICES - 3.3%
Dynegy Inc.                                                    82         3,816
                                                                       --------
ELECTRIC SERVICES - 3.4%
AES Corp. (a)                                                  70         3,932
                                                                       --------
GAS SERVICES - 5.6%
Enron Corp.                                                    43         3,562
Kinder Morgan, Inc.                                            73         2,819
                                                                       --------
                                                                          6,381
                                                                       --------
RADIOTELEPHONE COMMUNICATIONS - 0.6%
SK Telecom Co. Ltd. ADR                                        30           752
                                                                       --------

-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
TELECOMMUNICATIONS - 12.2%
AT&T Wireless Group (a)                                       147         3,676
MCI WorldCom, Inc. (a)                                         25           595
Nippon Telegraph & Telephone Corp.                            (b)         1,001
Nokia Oyj (a)                                                  67         2,775
Telecomunicacoes Brasileiras SA, ADR (a)                    6,000           (b)
Telefonica de Espana                                           26         1,525
Telefonos de Mexico SA                                        396         1,068
Vodafone AirTouch PLC                                         803         3,364
                                                                       --------
                                                                         14,004
                                                                       --------

-------------------------------------------------------------------------------
WHOLESALE TRADE - 0.2%
DURABLE GOODS
Softbank Corp.                                                  5           276
                                                                       --------
TOTAL INVESTMENTS
  (cost of $86,016) (c)                                                 109,811
                                                                       --------

SHORT-TERM OBLIGATIONS - 4.6%                              PAR
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
dated 10/31/00, due 11/01/00 at 6.570%
collateralized by U.S. Treasury notes with
various maturities to 2024, market value
$5,395 (repurchase proceeds $5,340)                      $  5,339         5,339
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - (0.3)%                                   (400)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $114,750
                                                                       --------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) Non-income producing.
(b) Rounds to less than one.
(c) Cost for federal income tax purposes is $86,296.

       SUMMARY OF
 SECURITIES BY COUNTRY        COUNTRY           VALUE         % OF TOTAL
-------------------------------------------------------------------------------
United States                                 $ 65,015            59.2
Japan                           Ja              11,500            10.5
United Kingdom                  UK               6,455             5.9
Mexico                          Mx               5,144             4.6
Netherlands                     Ne               4,067             3.7
France                          Fr               3,297             3.0
Finland                         Fi               2,775             2.5
Hong Kong                       HK               2,750             2.5
Korea                           Ko               2,061             1.9
Taiwan                          Tw               1,857             1.7
Spain                           Sp               1,525             1.4
Sweden                          Sw               1,512             1.4
Switzerland                     Sz               1,064             1.0
Brazil                          Bz                 789             0.7
                                              --------           -----
                                              $109,811           100.0
                                              --------           -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

       ACRONYM                                       NAME
       -------                           ---------------------------
         ADR                             American Depositary Receipt
         GDR                              Global Depositary Receipt

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
October 31, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $86,016)                                  $109,811
Short-term obligations                                                  5,339
                                                                     --------
                                                                      115,150
Cash including foreign currencies
  (cost of $13)                                              13
Receivable for:
  Dividends                                                  76
  Foreign tax reclaims                                       23
  Fund shares sold                                           20
  Interest                                                    1
Other                                                        16           149
                                                            ---      --------
  Total Assets                                                        115,299

LIABILITIES
Payable for:
Fund shares repurchased                                     211
Expense reimbursement due to Advisor                         69
Accrued:
  Management fee                                             87
  Transfer Agent fee                                         61
  Bookkeeping fee                                             4
  Deferred Trustees fees                                      4
Other                                                       113
                                                            ---
  Total Liabilities                                                       549
                                                                     --------

NET ASSETS                                                           $114,750
                                                                     --------
Net asset value & redemption price
  per share -- Class A ($48,907/3,371)                               $  14.51(a)
                                                                     --------
Maximum offering price per share --
  Class A ($14.51/0.9425)                                            $  15.40(b)
                                                                     --------
Net asset value & offering price
  per share -- Class B ($63,797/4,483)                               $  14.23(a)
                                                                     --------
Net asset value & offering price
  per share -- Class C ($2,046/143)                                  $  14.31(a)
                                                                     --------

COMPOSITION OF NET ASSETS
Capital paid in                                                      $ 90,738
Overdistributed net investment income                                    (295)
Accumulated net realized gains                                            530
Net unrealized appreciation (depreciation) on:
    Investments                                                        23,795
    Foreign currency transactions                                         (18)
                                                                     --------
                                                                     $114,750
                                                                     --------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STTEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Year Ended October 31, 2000
(In thousands)

INVESTMENT INCOME
Dividends                                                              $  1,753
Interest                                                                    388
                                                                       --------
Total investment income (net of nonreclaimable
  foreign taxes withheld $110)                                            2,141

EXPENSES
Management fee                                               1,249
Service fee                                                    327
Distribution fee -- Class B                                    571
Distribution fee -- Class C                                     17
Transfer agent fee                                             547
Bookkeeping fee                                                 56
Trustees' fees                                                  11
Custodian fee                                                   45
Audit fee                                                       16
Legal fee                                                        7
Registration fee                                                39
Reports to shareholders                                         25
Other                                                           13
                                                             -----
                                                             2,923
Fees and expenses waived or borne by the Advisor              (166)       2,757
                                                             -----     --------
    Net Investment Loss                                                    (616)
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                                  476
  Foreign currency transactions                                346
                                                             -----
    Net Realized Gain                                                       822
                                                                       --------
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                                  892
  Foreign currency transactions                                (6)
                                                             -----

    Net Change in Unrealized
    Appreciation/Depreciation                                               886
                                                                       --------
    Net Gain                                                              1,708
                                                                       --------
Increase in Net Assets from Operations                                 $  1,092
                                                                       --------

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(In thousands)

                                                       YEAR ENDED OCTOBER 31,
                                                      -----------------------
INCREASE (DECREASE) IN NET ASSETS                       2000             1999
-----------------------------------------------------------------------------

OPERATIONS:
Net investment loss                                   $   (616)        $   (700)
Net realized gain                                          822            4,656
Net change in unrealized appreciation/depreciation         886           11,075
                                                      --------         --------
    Net Increase from Operations                         1,092           15,031

DISTRIBUTIONS:
In excess of net investment income -- Class A             (121)            --
From net realized gains -- Class A                      (1,056)          (2,535)
In excess of net investment income -- Class B              (36)            --
From net realized gains -- Class B                      (1,643)          (3,927)
In excess of net investment income -- Class C               (1)            --
From net realized gains -- Class C                         (49)            (100)
                                                      --------         --------
                                                        (1,814)           8,469
                                                      --------         --------
FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                    302,236          145,596
Value of distributions reinvested -- Class A             1,117            2,378
Cost of shares repurchased -- Class A                 (308,906)        (144,070)
                                                      --------         --------
                                                        (5,553)           3,904
                                                      --------         --------
Receipts for shares sold -- Class B                     16,473           19,810
Value of distributions reinvested -- Class B             1,532            3,597
Cost of shares repurchased -- Class B                  (30,597)         (28,092)
                                                      --------         --------
                                                       (12,592)          (4,685)
                                                      --------         --------
Receipts for shares sold -- Class C                        691            1,076
Value of distributions reinvested -- Class C                48               96
Cost of shares repurchased -- Class C                     (958)            (875)
                                                      --------         --------
                                                          (219)             297
                                                      --------         --------
    Net Decrease from Fund Share Transactions          (18,364)            (484)
                                                      --------         --------
    Total Increase (Decrease)                          (20,178)           7,985

NET ASSETS
Beginning of period                                    134,928          126,943
                                                      --------         --------

End of period (net of overdistributed net investment
income of $295 and $433, respectively)                $114,750         $134,928
                                                      --------         --------

NUMBER OF FUND SHARES
Sold -- Class A                                         19,480            9,949
Issued for distributions reinvested -- Class A              71              167
Repurchased -- Class A                                 (19,767)          (9,803)
                                                      --------         --------
                                                          (216)             313
                                                      --------         --------
Sold -- Class B                                          1,069            1,365
Issued for distributions reinvested -- Class B              99              254
Repurchased -- Class B                                  (1,994)          (1,936)
                                                      --------         --------
                                                          (826)            (317)
                                                      --------         --------
Sold -- Class C                                             45               73
Issued for distributions reinvested -- Class C               3                7
Repurchased -- Class C                                     (62)             (60)
                                                      --------         --------
                                                           (14)              20
                                                      --------         --------

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
October 31, 2000

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:
Liberty Newport Global Equity Fund (the Fund) (formerly Colonial Global Equity
Fund), a series of Liberty Funds Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in global equities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

In addition, Class B and Class C net investment income per share data reflect the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities.

The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any reclaims recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.95% annually of the Fund's average net assets.

BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and received reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent Fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended October 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $9,705 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $21,206, $305,399 and $1,174 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a monthly service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.40% annually of the Fund's average net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the year ended October 31, 2000, purchases and sales of investments, other than short term obligations, were $62,161,103 and $81,822,541, respectively.

Unrealized appreciation (depreciation) at October 31, 2000, based on cost of investments for federal income tax purposes was:

    Gross unrealized appreciation                             $30,453,525
    Gross unrealized depreciation                              (6,938,784)
                                                              -----------
      Net unrealized appreciation                             $23,514,741
                                                              -----------

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended October 31, 2000.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
During the year ended October 31, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc. as a broker. Total commissions paid to Alphatrade during the year were $7,932.

NOTE 6. PLAN OF REORGANIZATION
The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Liberty Newport Global Utilities Fund. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on December 27, 2000. If approved the reorganization is proposed to take place in January, 2001.

------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                        YEAR ENDED OCTOBER 31, 2000
                                                            ------------------------------------------------------
                                                              CLASS A               CLASS B               CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 15.030              $ 14.820              $ 14.910
                                                              --------              --------              --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)(b)                                      (0.004)               (0.119)               (0.120)
Net realized and unrealized loss                                (0.164)               (0.149)               (0.158)
                                                              --------              --------              --------
    Total from Investment Operations                            (0.168)               (0.268)               (0.278)
                                                              --------              --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                      (0.037)               (0.007)               (0.007)
From net realized gains                                         (0.315)               (0.315)               (0.315)
                                                              --------              --------              --------
      Total Distributions Declared to Shareholders              (0.352)               (0.322)               (0.322)
                                                              --------              --------              --------
NET ASSET VALUE, END OF PERIOD                                $ 14.510              $ 14.230              $ 14.310
                                                              --------              --------              --------
Total return (c)(d)                                            (1.30)%               (1.99)%               (2.04)%
                                                              --------              --------              --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                     1.65%                 2.40%                 2.40%
Fees and expenses waived by the Advisor (e)                      0.13%                 0.13%                 0.13%
Net investment loss (e)                                        (0.02)%               (0.77)%               (0.77)%
Portfolio turnover                                                 50%                   50%                   50%
Net assets at end of period (000)                             $ 48,907              $ 63,797              $  2,046

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                $  0.019              $  0.019              $  0.019
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

------------------------------------------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
For the fiscal year ended October 31, 2000, the Fund designates long-term capital gains of $552,828.
------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31, 1999
                                                               ---------------------------------------------------
                                                                CLASS A              CLASS B               CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 14.160             $ 13.980             $ 14.100
                                                                --------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)(b)                                        (0.008)              (0.117)              (0.117)
Net realized and unrealized gain                                   1.671                1.650                1.660
                                                                --------             --------             --------
    Total from Investment Operations                               1.663                1.533                1.543
                                                                --------             --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                           (0.793)              (0.693)              (0.733)
                                                                --------             --------             --------
NET ASSET VALUE, END OF PERIOD                                  $ 15.030             $ 14.820             $ 14.910
                                                                --------             --------             --------
Total return (c)(d)                                               12.06%               11.20%               11.20%
                                                                --------             --------             --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                       1.65%                2.40%                2.40%
Fees and expenses waived by the Advisor (e)                        0.10%                0.10%                0.10%
Net investment loss (e)                                          (0.05)%              (0.80)%              (0.80)%
Portfolio turnover                                                   65%                  65%                  65%
Net assets at end of period (000)                               $ 53,905             $ 78,682             $  2,341

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                  $  0.015             $  0.015             $  0.015
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          YEAR ENDED OCTOBER 31, 1998
                                                             -----------------------------------------------------
                                                                CLASS A              CLASS B              CLASS C
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 14.280             $ 14.130             $ 14.260
                                                                --------             --------             --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)(b)                                0.075               (0.032)              (0.033)
Net realized and unrealized gain                                   1.478                1.444                1.474
                                                                --------             --------             --------
    Total from Investment Operations                               1.553                1.412                1.441
                                                                --------             --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        (0.087)              (0.020)              (0.043)
In excess of investment income                                    (0.056)              (0.012)              (0.028)
From net realized gains                                           (1.530)              (1.530)              (1.530)
                                                                --------             --------             --------
      Total Distributions Declared to Shareholders                (1.673)              (1.562)              (1.601)
                                                                --------             --------             --------
NET ASSET VALUE, END OF PERIOD                                  $ 14.160             $ 13.980             $ 14.100
                                                                --------             --------             --------
Total return (c)(d)                                               11.62%               10.64%               10.77%
                                                                --------             --------             --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                       1.65%                2.40%                2.40%
Fees and expenses waived or borne by the Advisor (e)               0.11%                0.11%                0.11%
Net investment income (loss) (e)                                   0.53%              (0.22)%              (0.22)%
Portfolio turnover                                                   42%                  42%                  42%
Net assets at end of period (000)                               $ 46,344             $ 78,668             $  1,931

(a) Net of fees and expenses waived or borne by the
    Advisor which amounted to:                                  $  0.015             $  0.015             $  0.015
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                       YEAR ENDED OCTOBER 31, 1997
                                                           ------------------------------------------------------
                                                           CLASS A              CLASS B              CLASS C(b)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 13.440             $ 13.350                $ 15.390
                                                            --------             --------                --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                               0.169                0.065                  (0.025)
Net realized and unrealized gain (loss)                        2.179                2.158                  (1.105)(c)
                                                            --------             --------                --------
    Total from Investment Operations                           2.348                2.223                  (1.130)
                                                            --------             --------                --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                    (0.065)                --                      --
From net realized gains                                       (1.443)              (1.443)                   --
                                                            --------             --------                --------
      Total Distributions Declared to Shareholders            (1.508)              (1.443)                   --
                                                            --------             --------                --------
NET ASSET VALUE, END OF PERIOD                              $ 14.280             $ 14.130                $ 14.260
                                                            --------             --------                --------
Total return (d)                                              18.92%               18.02%                 (7.34)%(e)
                                                            --------             --------                --------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                   1.58%                2.33%                   2.44%(g)
Net investment income (loss) (f)                               1.22%                0.47%                 (0.68)%(g)
Portfolio turnover                                               90%                  90%                     90%
Net assets at end of period (000)                           $ 35,181             $ 73,188                $    739

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                        YEAR ENDED OCTOBER 31, 1996
                                                                      --------------------------------
                                                                        CLASS A              CLASS B
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 12.450             $ 12.390
                                                                         --------             --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                                   0.123                0.027
Net realized and unrealized gain                                            1.664                1.634
                                                                         --------             --------
    Total from Investment Operations                                        1.787                1.661
                                                                         --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                 (0.098)              (0.027)
In excess of investment income                                             (0.035)              (0.010)
From net realized gains                                                    (0.664)              (0.664)
                                                                         --------             --------
      Total Distributions Declared to Shareholders                         (0.797)              (0.701)
                                                                         --------             --------
NET ASSET VALUE, END OF PERIOD                                           $ 13.440             $ 13.350
                                                                         --------             --------
Total return (b)                                                           15.10%               14.04%
                                                                         --------             --------
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                                                1.58%                2.33%
Net investment income (loss) (c)                                            0.96%                0.21%
Portfolio turnover                                                           125%                 125%
Net assets at end of period (000)                                        $ 19,092             $ 65,714

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST III AND THE SHAREHOLDERS OF LIBERTY NEWPORT GLOBAL EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Newport Global Equity Fund (The "Fund") (formerly Colonial Global Equity Fund) (a series of Liberty Funds Trust
III) at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 13, 2000

Trustees & Transfer Agent
--------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic
Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

-------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Global Equity Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Global Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

ANNUAL REPORT:
LIBERTY NEWPORT GLOBAL EQUITY FUND

-------------------------------------------------------------------------------
CHOOSE LIBERTY
-------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

-------------------------------------------------------------------------------
                                  L I B E R T Y
                                 -----------------
                                         F U N D S
-------------------------------------------------------------------------------
ALL-STAR Institutional money management approach for individual investors.
-------------------------------------------------------------------------------
COLONIAL Fixed income and value style equity investing.
-------------------------------------------------------------------------------
CRABBE
HUSON A contrarian approach to fixed income and equity investing.
-------------------------------------------------------------------------------
NEWPORT    A leader in international investing.(SM)
-------------------------------------------------------------------------------
STEIN ROE
ADVISOR Innovative solutions for growth and income investing.
-------------------------------------------------------------------------------
KEYPORT
[graphic   A leading provider of innovative annuity products.
 omitted]
-------------------------------------------------------------------------------
            Liberty's   mutual funds are offered by prospectus through Liberty
                        Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY NEWPORT GLOBAL EQUITY FUND  ANNUAL REPORT
-------------------------------------------------------------------------------
                                                                  -------------
[Graphic                                                            PRESORTED
 Omitted]  L I B E R T Y                                             STANDARD
           -----------------                                       U.S. POSTAGE
                   F U N D S                                           PAID
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR   HOLLISTON, MA
                                                                   PERMIT NO. 20
                                                                  -------------

                    Liberty Funds Distributor, Inc. (C)2000
                    One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
                    www.libertyfunds.com


                                               781-02/696D-1100 (12/00) 00/2264